Provisions for other liabilities and charges, and contingent liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of contingent liabilities [abstract]
Disclosure of Legal Claims Provisions

(EUR thousand)	For the financial year ended March 31
Provisions	2023	2022
Opening balance at April 1	2,313	2,202
Acquisition of subsidiaries	—	9
Additional provisions	367	86
Utilizations	(27)	—
Unwinding of discount	33	33
Reversals	(6)	(9)
Exchange differences	(6)	(8)
Closing balance at March 31	2,674	2,313

Current	1,444	—
Non-current	1,230	2,313
Total Provisions	2,674	2,313